Accounts Receivable, Net - Schedule of Movement of Credit Loss (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Accounts Receivable, Net [Abstract]
Beginning balance	$ 248,956	$ 325,457
Credit loss carried forward from acquisition of Ban Leong	164,672
Addition	62,635	12,482
Translation adjustment	3,792	3,825
Ending balance	$ 480,055	$ 341,854